Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol USA Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings Inc.(a)	11,671	$378,374
Curtiss-Wright Corp.	11,298	953,099
National Presto Industries Inc.	13,472	1,119,389
Park Aerospace Corp.	50,592	535,769
Parsons Corp.(a)	14,484	456,536

		3,443,167

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	40,235	1,128,190
Forward Air Corp.	17,858	1,124,518

		2,252,708

Auto Components — 0.7%
Dorman Products Inc.(a)	48,585	4,337,183
Gentex Corp.	22,569	624,484
Standard Motor Products Inc.	10,746	492,167

		5,453,834

Banks — 1.7%
Atlantic Capital Bancshares Inc.(a)	56,636	786,108
CBTX Inc.	23,176	438,026
Century Bancorp. Inc./MA, Class A, NVS	8,089	578,930
First Bancshares Inc. (The)	37,522	894,524
German American Bancorp. Inc.	69,653	2,101,431
Harborone Bancorp Inc.(a)	144,565	1,358,911
HomeTrust Bancshares Inc.	45,683	729,558
Independent Bank Corp./MI	31,726	474,938
Nicolet Bankshares Inc.(a)	26,125	1,611,912
Origin Bancorp Inc.	58,096	1,299,608
Park National Corp.	40,443	3,706,601

		13,980,547

Beverages — 0.2%
Coca-Cola Consolidated Inc.	1,845	422,413
National Beverage Corp.(a)	11,848	927,580

		1,349,993

Biotechnology — 4.0%
Alkermes PLC(a)	80,297	1,304,826
Allakos Inc.(a)(b)	6,625	630,236
Arena Pharmaceuticals Inc.(a)	35,972	3,083,520
Athersys Inc.(a)	301,880	528,290
BioSpecifics Technologies Corp.(a)	16,164	1,424,048
Bluebird Bio Inc.(a)(b)	8,197	423,867
Enanta Pharmaceuticals Inc.(a)	46,557	2,031,282
Geron Corp.(a)	546,990	951,763
Halozyme Therapeutics Inc.(a)(b)	45,360	1,270,080
Ironwood Pharmaceuticals Inc.(a)	400,379	3,955,745
Madrigal Pharmaceuticals Inc.(a)(b)	25,029	3,184,940
Merus NV(a)	30,319	369,285
Myovant Sciences Ltd.(a)(b)	99,863	1,378,109
PDL BioPharma Inc.(a)(b)	270,203	580,937
Rhythm Pharmaceuticals Inc.(a)(b)	66,230	1,402,089
Rubius Therapeutics Inc.(a)	88,892	376,013
Scholar Rock Holding Corp.(a)(b)	56,919	2,214,149
Sorrento Therapeutics Inc.(a)(b)	288,131	1,999,629
Translate Bio Inc.(a)	25,208	323,419
United Therapeutics Corp.(a)	29,529	3,963,678
Vanda Pharmaceuticals Inc.(a)	59,595	637,071

		32,032,976

Building Products — 0.8%
Armstrong World Industries Inc.	5,629	337,177

Security	Shares	Value

Building Products (continued)
CSW Industrials Inc.	41,581	$3,556,423
Gibraltar Industries Inc.(a)	15,738	904,148
Simpson Manufacturing Co. Inc.	18,439	1,635,908

		6,433,656

Capital Markets — 1.2%
Diamond Hill Investment Group Inc.	8,591	1,176,451
Freedom Holding Corp./NV(a)(b)	48,116	1,291,915
Houlihan Lokey Inc.	47,312	2,966,462
Morningstar Inc.	4,370	831,961
Virtu Financial Inc., Class A	161,826	3,459,840

		9,726,629

Chemicals — 2.1%
Ashland Global Holdings Inc.	18,508	1,291,303
Balchem Corp.	4,269	426,686
NewMarket Corp.	22,720	8,126,717
Valvoline Inc.	196,561	3,866,355
WR Grace & Co.	68,540	2,980,805

		16,691,866

Commercial Services & Supplies — 1.2%
Brady Corp., Class A, NVS	41,927	1,581,486
Casella Waste Systems Inc., Class A(a)	12,075	651,929
Ennis Inc.	71,652	1,091,977
Healthcare Services Group Inc.	29,324	670,933
Heritage-Crystal Clean Inc.(a)	41,714	687,447
Kimball International Inc., Class B	100,225	1,032,318
McGrath RentCorp.	11,300	645,004
Stericycle Inc.(a)	13,068	814,136
U.S. Ecology Inc.	23,321	711,757
UniFirst Corp./MA	10,570	1,731,472

		9,618,459

Communications Equipment — 2.0%
Acacia Communications Inc.(a)	103,259	6,994,765
ADTRAN Inc.	55,241	590,526
Ciena Corp.(a)	38,434	1,513,915
EchoStar Corp., Class A(a)(b)	81,478	1,887,031
InterDigital Inc.	29,792	1,667,756
NetScout Systems Inc.(a)	52,608	1,079,516
ViaSat Inc.(a)	37,112	1,258,097
Viavi Solutions Inc.(a)	98,967	1,222,242

		16,213,848

Construction & Engineering — 0.4%
Argan Inc.	40,712	1,676,927
EMCOR Group Inc.	15,258	1,040,443
IES Holdings Inc.(a)	23,261	742,491

		3,459,861

Construction Materials — 0.1%
United State Lime & Minerals Inc.	6,160	571,032

Consumer Finance — 0.1%
EZCORP Inc., Class A, NVS(a)	98,179	437,878
FirstCash Inc.	6,292	327,436

		765,314

Containers & Packaging — 2.3%
AptarGroup Inc.	75,403	8,602,728
Berry Global Group Inc.(a)	25,711	1,198,904
Ranpak Holdings Corp.(a)	79,258	676,071
Silgan Holdings Inc.	157,778	5,435,452

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol USA Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Sonoco Products Co.	49,715	$2,430,566

		18,343,721

Distributors — 1.7%
Pool Corp.	38,940	13,622,380

Diversified Consumer Services — 2.5%
American Public Education Inc.(a)	13,801	390,154
Carriage Services Inc.	46,369	1,196,784
frontdoor Inc.(a)	25,153	996,562
Graham Holdings Co., Class B	11,953	4,546,204
Grand Canyon Education Inc.(a)	41,392	3,243,891
H&R Block Inc.	117,188	2,022,665
K12 Inc.(a)	25,373	605,653
Laureate Education Inc., Class A(a)	112,041	1,456,533
Perdoceo Education Corp.(a)	109,489	1,236,131
Service Corp. International	35,014	1,621,498
Terminix Global Holdings Inc.(a)(b)	56,040	2,638,924

		19,954,999

Diversified Financial Services — 0.3%
Cannae Holdings Inc.(a)	71,339	2,638,116

Diversified Telecommunication Services — 1.1%
ATN International Inc.	9,193	410,927
Bandwidth Inc., Class A(a)	9,919	1,590,561
Cogent Communications Holdings Inc.	29,137	1,625,845
GCI Liberty Inc., Class A(a)	56,061	4,553,835
Globalstar Inc.(a)(b)	1,391,757	417,527

		8,598,695

Electric Utilities — 3.3%
ALLETE Inc.	80,208	4,137,129
Hawaiian Electric Industries Inc.	132,999	4,394,287
IDACORP Inc.	110,965	9,734,959
MGE Energy Inc.	19,172	1,246,563
Portland General Electric Co.	185,375	7,285,238

		26,798,176

Electronic Equipment, Instruments & Components — 1.8%
Badger Meter Inc.	23,567	1,728,404
Dolby Laboratories Inc., Class A	60,132	4,514,711
ePlus Inc.(a)	10,744	725,327
Fitbit Inc., Class A(a)(b)	551,395	3,881,821
National Instruments Corp.	34,341	1,074,187
OSI Systems Inc.(a)	35,809	2,763,022

		14,687,472

Entertainment — 1.7%
IMAX Corp.(a)	109,699	1,264,829
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	22,941	474,879
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	93,229	1,908,398
Lions Gate Entertainment Corp., Class B, NVS(a)	276,245	1,732,056
Madison Square Garden Entertainment Corp.(a)	22,089	1,435,785
Madison Square Garden Sports Corp.(a)(b)	22,110	3,131,660
World Wrestling Entertainment Inc., Class A	20,180	733,745
Zynga Inc., Class A(a)	343,446	3,087,580

		13,768,932

Equity Real Estate Investment Trusts (REITs) — 11.9%
Agree Realty Corp.	110,766	6,875,246
American Assets Trust Inc.	16,525	345,868
American Homes 4 Rent, Class A	370,726	10,480,424
Americold Realty Trust	156,200	5,659,126
Cousins Properties Inc.	41,149	1,048,477

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CubeSmart	348,678	$11,830,645
Douglas Emmett Inc.	67,800	1,600,080
Easterly Government Properties Inc.	206,312	4,311,921
EastGroup Properties Inc.	16,302	2,169,470
Equity Commonwealth	335,400	8,861,268
First Industrial Realty Trust Inc.	14,241	566,934
Healthcare Realty Trust Inc.	252,438	7,017,776
Healthcare Trust of America Inc., Class A	255,650	6,212,295
JBG SMITH Properties	52,202	1,218,917
Jernigan Capital Inc.	64,070	1,107,770
Life Storage Inc.	105,424	12,034,150
Monmouth Real Estate Investment Corp.	36,685	508,087
National Storage Affiliates Trust	110,792	3,754,741
Physicians Realty Trust	154,001	2,596,457
PS Business Parks Inc.	11,349	1,294,126
Rexford Industrial Realty Inc.	59,848	2,780,538
Terreno Realty Corp.	68,566	3,858,894

		96,133,210

Food & Staples Retailing — 2.3%
BJ’s Wholesale Club Holdings Inc.(a)	106,207	4,066,666
Casey’s General Stores Inc.	29,307	4,940,281
Rite Aid Corp.(a)(b)	63,679	582,026
Sprouts Farmers Market Inc.(a)(b)	323,125	6,155,531
United Natural Foods Inc.(a)	23,048	335,810
Village Super Market Inc., Class A	22,734	514,925
Weis Markets Inc.	48,063	2,182,541

		18,777,780

Food Products — 5.1%
B&G Foods Inc.	44,458	1,180,804
Cal-Maine Foods Inc.(a)	83,789	3,213,308
Flowers Foods Inc.	510,830	12,045,371
Hostess Brands Inc.(a)	338,636	4,280,359
J&J Snack Foods Corp.	26,407	3,579,997
John B Sanfilippo & Son Inc.	15,985	1,163,069
Lancaster Colony Corp.	52,943	8,795,950
Landec Corp.(a)(b)	46,592	447,749
Post Holdings Inc.(a)(b)	22,984	1,974,326
Sanderson Farms Inc.	8,782	1,123,833
Seaboard Corp.	624	2,149,680
Tootsie Roll Industries Inc.	48,221	1,440,843

		41,395,289

Gas Utilities — 1.2%
New Jersey Resources Corp.	15,985	466,442
Northwest Natural Holding Co.	72,427	3,218,656
ONE Gas Inc.	59,605	4,115,129
Spire Inc.	35,049	1,964,146

		9,764,373

Health Care Equipment & Supplies — 4.0%
AngioDynamics Inc.(a)	83,691	865,365
Atrion Corp.	4,080	2,452,692
Globus Medical Inc., Class A(a)	73,647	3,838,482
Hill-Rom Holdings Inc.	31,612	2,878,905
ICU Medical Inc.(a)	27,050	4,809,219
Integra LifeSciences Holdings Corp.(a)	25,008	1,102,853
LivaNova PLC(a)	8,402	422,957
Meridian Bioscience Inc.(a)	117,737	2,019,189
Mesa Laboratories Inc.	3,507	916,765
Natus Medical Inc.(a)	46,605	848,677
NuVasive Inc.(a)	17,102	759,842

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol USA Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Orthofix Medical Inc.(a)	25,913	$810,040
Wright Medical Group NV(a)(b)	353,886	10,825,373

		32,550,359

Health Care Providers & Services — 5.0%
Addus HomeCare Corp.(a)(b)	21,846	2,131,514
AMN Healthcare Services Inc.(a)	59,496	3,883,899
Apollo Medical Holdings Inc.(a)	48,038	829,136
Chemed Corp.	13,441	6,429,099
CorVel Corp.(a)	13,660	1,246,065
Encompass Health Corp.	28,324	1,736,544
Hanger Inc.(a)	60,276	1,053,022
LHC Group Inc.(a)	25,972	5,624,237
Magellan Health Inc.(a)	13,001	939,582
MEDNAX Inc.(a)	27,322	348,356
National HealthCare Corp.	33,721	2,134,539
National Research Corp.	32,185	1,667,183
Owens & Minor Inc.(b)	64,125	1,610,820
Premier Inc., Class A	195,359	6,394,100
Providence Service Corp. (The)(a)	33,687	3,959,907
Triple-S Management Corp., Class B(a)	26,821	496,725

		40,484,728

Health Care Technology — 0.8%
Computer Programs & Systems Inc.	35,590	992,605
HealthStream Inc.(a)	75,599	1,383,462
HMS Holdings Corp.(a)	48,026	1,278,452
Inovalon Holdings Inc., Class A(a)	80,342	1,525,694
Vocera Communications Inc.(a)	39,656	1,299,924

		6,480,137

Hotels, Restaurants & Leisure — 1.6%
Cheesecake Factory Inc. (The)	21,792	647,658
Choice Hotels International Inc.	25,734	2,247,865
Dunkin’ Brands Group Inc.	69,008	6,880,788
El Pollo Loco Holdings Inc.(a)	52,881	746,680
Papa John’s International Inc.	16,213	1,241,916
Wingstop Inc.	8,540	993,458

		12,758,365

Household Durables — 0.5%
Helen of Troy Ltd.(a)	20,500	3,886,800

Household Products — 0.8%
WD-40 Co.	25,586	6,227,121

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	14,843	1,838,602

Insurance — 6.9%
Ambac Financial Group Inc.(a)(b)	110,946	1,362,417
American National Group Inc.	5,754	395,875
AMERISAFE Inc.	53,063	3,129,656
Argo Group International Holdings Ltd.	57,472	2,050,601
Axis Capital Holdings Ltd.	143,204	6,113,379
Citizens Inc./TX(a)(b)	75,962	438,301
Donegal Group Inc., Class A	35,277	511,869
Employers Holdings Inc.	86,870	2,780,709
Enstar Group Ltd.(a)	17,826	3,063,755
First American Financial Corp.	9,286	414,063
Global Indemnity Group LLC	19,949	488,950
Greenlight Capital Re Ltd., Class A(a)(b)	75,907	512,372
Hanover Insurance Group Inc. (The)	80,245	7,676,237
HCI Group Inc.	17,676	830,418

Security	Shares	Value

Insurance (continued)
Heritage Insurance Holdings Inc.	53,707	$506,994
Independence Holding Co.	14,260	539,313
James River Group Holdings Ltd.	46,855	2,189,534
National General Holdings Corp.	32,557	1,105,961
Old Republic International Corp.	169,690	2,762,553
Safety Insurance Group Inc.	40,175	2,812,250
Selective Insurance Group Inc.	59,805	3,113,448
State Auto Financial Corp.	48,335	596,454
Stewart Information Services Corp.	66,187	2,805,667
United Fire Group Inc.	58,445	1,200,460
United Insurance Holdings Corp.	59,811	262,570
Universal Insurance Holdings Inc.	35,291	440,079
White Mountains Insurance Group Ltd.(b)	8,756	7,953,338

		56,057,223

Interactive Media & Services — 0.4%
ANGI Homeservices Inc., Class A(a)	213,551	2,263,640
TrueCar Inc.(a)	263,727	1,149,850

		3,413,490

Internet & Direct Marketing Retail — 0.4%
Shutterstock Inc.	53,861	3,525,202

IT Services — 4.2%
CACI International Inc., Class A(a)	14,963	3,120,234
Cass Information Systems Inc.	20,426	801,108
CSG Systems International Inc.	41,296	1,564,292
Euronet Worldwide Inc.(a)	21,241	1,887,050
EVERTEC Inc.	73,755	2,454,566
Evo Payments Inc., Class A(a)(b)	89,256	1,880,624
ExlService Holdings Inc.(a)	66,883	5,065,718
GTT Communications Inc.(a)(b)	44,301	163,471
Hackett Group Inc. (The)	70,088	905,537
International Money Express Inc.(a)	62,781	873,284
MAXIMUS Inc.	114,662	7,748,858
NIC Inc.	80,861	1,812,904
Perficient Inc.(a)(b)	14,172	554,976
Sykes Enterprises Inc.(a)	76,990	2,636,138
Tucows Inc., Class A(a)	24,812	1,830,877
Verra Mobility Corp.(a)	61,718	593,110

		33,892,747

Leisure Products — 1.0%
Acushnet Holdings Corp.	13,281	453,281
American Outdoor Brands Inc.(a)	38,062	575,878
Johnson Outdoors Inc., Class A	16,998	1,484,435
Smith & Wesson Brands Inc.	151,361	2,511,079
Sturm Ruger & Co. Inc.	47,975	3,207,608

		8,232,281

Life Sciences Tools & Services — 0.9%
Bio-Techne Corp.	16,266	4,105,701
Pacific Biosciences of California Inc.(a)(b)	268,402	3,518,750

		7,624,451

Machinery — 1.6%
Alamo Group Inc.	12,339	1,484,752
Douglas Dynamics Inc.	12,567	428,660
ESCO Technologies Inc.	26,347	2,204,981
Graco Inc.	26,898	1,664,986
Toro Co. (The)	53,942	4,428,638
TriMas Corp.(a)	121,677	2,960,402

		13,172,419

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol USA Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.6%
AMC Networks Inc., Class A(a)(b)	73,205	$1,555,606
Boston Omaha Corp., Class A(a)	30,966	494,837
Hemisphere Media Group Inc.(a)	47,291	369,816
Loral Space & Communications Inc.	32,545	566,609
MSG Networks Inc., Class A(a)(b)	114,781	1,026,142
New York Times Co. (The), Class A(b)	16,243	644,197

		4,657,207

Metals & Mining — 2.2%
Coeur Mining Inc.(a)	230,010	1,626,171
Hecla Mining Co.	570,877	2,614,616
McEwen Mining Inc.(a)(b)	859,687	835,100
Royal Gold Inc.	86,111	10,230,848
United States Steel Corp.	148,623	1,435,698
Warrior Met Coal Inc.	95,836	1,437,540

		18,179,973

Mortgage Real Estate Investment — 1.0%
Chimera Investment Corp.	252,044	2,104,567
Dynex Capital Inc.	62,837	1,029,270
Ellington Financial Inc.	107,466	1,315,384
New York Mortgage Trust Inc.	760,896	1,932,676
Ready Capital Corp.	96,180	1,081,063
Redwood Trust Inc.	92,227	783,930

		8,246,890

Multi-Utilities — 1.4%
Avista Corp.	146,424	4,864,205
Black Hills Corp.	20,592	1,166,743
NorthWestern Corp.	81,979	4,273,565
Unitil Corp.	39,654	1,370,046

		11,674,559

Oil, Gas & Consumable Fuels — 0.3%
Antero Midstream Corp.	206,458	1,183,004
Arch Resources Inc.	12,508	382,119
Par Pacific Holdings Inc.(a)	69,893	450,111
Peabody Energy Corp.	186,852	241,039
Rattler Midstream LP	45,166	265,125

		2,521,398

Personal Products — 0.1%
Herbalife Nutrition Ltd.(a)	24,691	1,114,552

Pharmaceuticals — 1.8%
Aerie Pharmaceuticals Inc.(a)	43,537	461,928
Amneal Pharmaceuticals Inc.(a)	238,681	992,913
Amphastar Pharmaceuticals Inc.(a)	29,658	581,000
Corcept Therapeutics Inc.(a)	260,672	4,374,076
Innoviva Inc.(a)	180,603	1,952,318
Nektar Therapeutics(a)	103,002	1,631,552
Pacira BioSciences Inc.(a)	26,078	1,363,879
Phibro Animal Health Corp., Class A	55,558	913,373
SIGA Technologies Inc.(a)(b)	145,151	927,515
Supernus Pharmaceuticals Inc.(a)	53,046	973,925
WaVe Life Sciences Ltd.(a)	56,901	402,290

		14,574,769

Professional Services — 2.4%
CBIZ Inc.(a)	144,432	3,274,274
Exponent Inc.	83,417	5,804,989
FTI Consulting Inc.(a)	22,972	2,261,823
Huron Consulting Group Inc.(a)	34,069	1,289,852
ICF International Inc.	51,711	3,381,382
Kelly Services Inc., Class A, NVS	61,751	1,073,232

Security	Shares	Value

Professional Services (continued)
Resources Connection Inc.	38,479	$413,265
TrueBlue Inc.(a)	45,653	708,535
Upwork Inc.(a)	71,714	1,323,123

		19,530,475

Real Estate Management & Development — 0.1%
Tejon Ranch Co.(a)	61,760	846,730

Road & Rail — 1.6%
Heartland Express Inc.	124,061	2,271,557
Landstar System Inc.	44,211	5,513,112
Schneider National Inc., Class B	104,185	2,298,321
Werner Enterprises Inc.	74,184	2,820,475

		12,903,465

Software — 4.6%
Agilysys Inc.(a)	21,559	583,818
Avaya Holdings Corp.(a)	65,194	1,121,337
ChannelAdvisor Corp.(a)	74,878	1,213,024
CommVault Systems Inc.(a)	73,790	2,921,346
Everbridge Inc.(a)(b)	31,707	3,319,406
j2 Global Inc.(a)	40,002	2,715,336
MicroStrategy Inc., Class A(a)	22,224	3,712,964
Model N Inc.(a)(b)	70,520	2,484,419
Nuance Communications Inc.(a)(b)	64,703	2,064,673
Progress Software Corp.	30,146	1,096,410
Proofpoint Inc.(a)(b)	35,361	3,385,462
QAD Inc., Class A	32,426	1,356,704
SPS Commerce Inc.(a)	42,842	3,666,847
Teradata Corp.(a)(b)	176,669	3,245,409
Varonis Systems Inc.(a)	10,140	1,171,880
Verint Systems Inc.(a)(b)	69,905	3,391,790

		37,450,825

Specialty Retail — 0.9%
AutoNation Inc.(a)	13,475	764,437
Monro Inc.	7,228	304,009
Murphy USA Inc.(a)	22,220	2,717,284
Rent-A-Center Inc./TX	53,043	1,639,029
Urban Outfitters Inc.(a)	24,838	554,881
Winmark Corp.	7,968	1,349,859

		7,329,499

Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	46,115	3,439,718

Thrifts & Mortgage Finance — 1.6%
Columbia Financial Inc.(a)	140,733	1,715,535
Flagstar Bancorp. Inc.	75,775	2,223,996
Kearny Financial Corp./MD	220,908	1,855,627
Meridian Bancorp. Inc.	131,689	1,639,528
Northfield Bancorp. Inc.	53,953	548,163
Northwest Bancshares Inc.	204,919	2,186,486
Provident Financial Services Inc.	79,773	1,082,520
TFS Financial Corp.	56,797	892,281
Waterstone Financial Inc.	67,281	1,135,703

		13,279,839

Tobacco — 0.1%
Universal Corp./VA	22,792	908,261

Trading Companies & Distributors — 0.2%
Watsco Inc.	7,753	1,737,757

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol USA Small-Cap ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.3%
American States Water Co.	21,056	$1,572,673
SJW Group	13,411	813,913

		2,386,586

Wireless Telecommunication Services — 1.0%
Shenandoah Telecommunications Co.	127,473	5,560,373
Telephone and Data Systems Inc.	101,668	1,728,356
U.S. Cellular Corp.(a)(b)	36,377	1,059,298

		8,348,027

Total Common Stocks — 99.3% (Cost: $856,603,746)		805,751,488

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	35,115,458	35,140,038
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	5,800,000	5,800,000

		40,940,038

Total Short-Term Investments — 5.0% (Cost: $40,932,026)		40,940,038

Total Investments in Securities — 104.3% (Cost: $897,535,772)		846,691,526

Other Assets, Less Liabilities — (4.3)%		(34,911,127)

Net Assets — 100.0%		$811,780,399

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,417,273	$12,734,351	(a)	$—	$(5,291)	$(6,295)	$35,140,038	35,115,458	$135,800	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	5,800,000	(a)	—	—	—	5,800,000	5,800,000	299		—

					$(5,291)	$(6,295)	$40,940,038		$136,099		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	5	12/18/20	$151	$(4,211)

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol USA Small-Cap ETF)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

S&P MidCap 400 E-Mini Index	3	12/18/20	$569	$(13,487)

				(17,698)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$805,751,488	$—	$—	$805,751,488
Money Market Funds	40,940,038	—	—	40,940,038

	$846,691,526	$—	$—	$846,691,526

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(17,698)	$—	$—	$(17,698)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares